Investments In Equity Instruments - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2019	Dec. 31, 2020
Investments In Equity Instruments [Line Items]
Proceeds from sale of business		$ 63,073
Deferred share price		41,396
AL ZENITH [Member]
Investments In Equity Instruments [Line Items]
Equity interest was transferred	7.7007%
Number of common shares sold	3,182,444
Compania Financiera Argentina S.A [member]
Investments In Equity Instruments [Line Items]
Final sale price		$ 104,469